Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	$ 9,487
Change in unrealized appreciation (depreciation) of investments	(1,821)	$ 2,589	$ 3,879
Change in unrealized appreciation (depreciation) - other	88	133	(656)
Change in deferred tax asset	374	(601)	(677)
Other comprehensive income (loss) before reclassifications	(1,359)	2,121	2,546
Reclassifications from AOCI, net of tax	(711)	(700)	65
Other comprehensive income (loss)	(2,070)	1,421	2,611
Balance	12,036	9,487
Net gains (losses) on derivatives and investments	(2,480)	(6,454)	(6,717)
Deferred Policy Acquisition Costs, Amortization Expense	519	(534)	(1,003)
Pretax adjusted operating earnings	3,863	(2,393)	(838)
Income tax expense (benefit)	616	(841)	(373)
Net income (loss)	3,247	(1,552)	(465)
Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net gains (losses) on derivatives and investments	(939)	(1,132)	113
Deferred Policy Acquisition Costs, Amortization Expense	31	246	(31)
Pretax adjusted operating earnings	(908)	(886)	82
Income tax expense (benefit)	(197)	(186)	17
Net income (loss)	(711)	(700)	65
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	3,960	2,539	(72)
Other comprehensive income (loss)	(2,070)	1,421	2,611
Balance	1,890	3,960	2,539
Accumulated Other Comprehensive Income | Funds withheld assets
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	1,213
Balance	287	1,213
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Including Noncontrolling Interest | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net gains (losses) on derivatives and investments	(929)	(1,142)	114
Accumulated Other-than-Temporary Impairment Attributable to Parent | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net gains (losses) on derivatives and investments	$ (10)	$ 10	$ (1)